Accrued Pension and Severance Costs (Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 51,290	¥ 46,632
Accumulated benefit obligation	50,292	45,693
Fair value of plan assets	31,288	26,785
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	22,400	15,619
Accumulated benefit obligation	18,878	13,454
Fair value of plan assets	¥ 7,007	¥ 6,737